Offerings	Mar. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unexercised, unvested stock options under the Veza Technologies, Inc. 2020 Stock Plan
Amount Registered | shares	239,500
Proposed Maximum Offering Price per Unit	15.67
Maximum Aggregate Offering Price	$ 3,752,965
Fee Rate	0.01381%
Amount of Registration Fee	$ 518.29
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the outstanding awards of unvested stock options and unvested restricted stock units assumed by the Registrant as a result of the consummation on March 2, 2026, of the transaction contemplated by the Agreement and Plan of Merger, dated as of December 1, 2025, by and among the Registrant, Veza Merger Sub, Inc., Veza Technologies, Inc. and Shareholder Representative Services LLC.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unexercised, unvested stock options under the Veza Technologies, Inc. 2025 Stock Plan
Amount Registered | shares	171,823
Proposed Maximum Offering Price per Unit	22.75
Maximum Aggregate Offering Price	$ 3,908,973.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 539.83
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the weighted average exercise price for shares subject to the outstanding unvested in-the-money options granted pursuant to the respective plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested restricted stock units under the Veza Technologies, Inc. 2025 Restricted Stock Unit Plan
Amount Registered | shares	443,036
Proposed Maximum Offering Price per Unit	100.56
Maximum Aggregate Offering Price	$ 44,551,700.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,152.59
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on February 23, 2026.